AMERICAN GENERAL LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT E

GENERATIONS®

FLEXIBLE PAYMENT VARIABLE AND FIXED GROUP

DEFERRED ANNUITY CERTIFICATES

SUPPLEMENT DATED AUGUST 10, 2000

TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 1999

Effective immediately, you will no longer be able to direct purchase payments or transfers into the Division that is funded by the Asian Equity Portfolio. All references in your Generations Prospectus and Statement of Additional Information to the Asian Equity Portfolio and its corresponding Division are hereby deleted.